Accrued Liabilities and Other Payables (Details)			12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 13, 2019 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ¥ / shares	Jul. 26, 2022 $ / shares	Feb. 28, 2021 $ / shares
Accrued Liabilities and Other Payables [Line Items]
Preferred share price per share | $ / shares			$ 1.95				$ 0.3	$ 8,373,289
Stock Issued During Period, Value, New Issues			$ 8,492,100	$ 28,355,893	$ 175,418,707
Annual simple interest rate			8.00%			8.00%
Term of repurchase			60 days
Preferred stock, conversion basis			1:1
Warrant purchase (in Shares) | shares
Percentage of purchase price			120.00%
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares			$ 2.34
Percentage of warrant Exercise Price			125.00%
Warrant exercise price			$ 2.925
Mezzanine equity			$ 32,900,000
Warrant- Geely [Member]
Accrued Liabilities and Other Payables [Line Items]
Warrant purchase (in Shares) | shares			10,897,436
Geely Technology Loan [Member]
Accrued Liabilities and Other Payables [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%			8.00%
Stock Issued During Period, Shares, New Issues (in Shares) | shares		21,794,872
Preferred share price per share | $ / shares		$ 1.95
Stock Issued During Period, Value, New Issues		$ 42,500,000
Debt Instrument, Face Amount		$ 32,910,257
Proceeds from Issuance or Sale of Equity	$ 21,743,857
Accounts Payable and Accrued Liabilities [Member]
Accrued Liabilities and Other Payables [Line Items]
Preferred share price per share | ¥ / shares						¥ 13.7648